Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Loss

	Amounts reclassified from AOCL
Component item	2014	2013	2012
Amortization of defined benefit pension items:
Prior service cost	$17,467	$17,469	$17,469
Net loss	-	663,536	492,391
Total	$17,467	$681,005	$509,860

Summary Of Changes In Accumulated Other Comprehensive Loss

Defined benefit pension items:	Prior Service Cost	Net Loss	Total
Balance at January 1, 2012	$(52,405)	$(2,390,592)	$(2,442,997)
Net loss arising during period before reclassifications	-	(488,972)	(488,972)
Amounts reclassified from AOCL	17,469	492,391	509,860
Other comprehensive income	17,469	3,419	20,888
Balance at December 31, 2012	(34,936)	(2,387,173)	(2,422,109)
Net gain arising during period before reclassifications	-	879,193	879,193
Amounts reclassified from AOCL	17,469	663,536	681,005
Other comprehensive income	17,469	1,542,729	1,560,198
Balance at December 31, 2013	(17,467)	(844,444)	(861,911)
Net loss arising during period before reclassifications	-	(2,797,734)	(2,797,734)
Amounts reclassified from AOCL	17,467	-	17,467
Other comprehensive income (loss)	17,467	(2,797,734)	(2,780,267)
Balance at December 31, 2014	$-	$(3,642,178)	$(3,642,178)